Stockholders' Deficiency (Details Narrative)																															1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 24, 2016 USD ($) $ / shares	May 18, 2016 USD ($)	Apr. 08, 2016 USD ($)	Mar. 11, 2016 USD ($) $ / shares shares	Nov. 17, 2015 USD ($) $ / shares shares	Nov. 13, 2015 USD ($) $ / shares shares	Jul. 31, 2015 USD ($) shares	Jul. 28, 2015 USD ($)	May 02, 2015 USD ($) $ / shares shares	Apr. 24, 2015 USD ($) $ / shares shares	Apr. 10, 2015 USD ($) shares	Apr. 02, 2015 USD ($) shares	Mar. 15, 2015 USD ($)	Mar. 05, 2015 USD ($)	Feb. 25, 2015 USD ($) $ / shares shares	Feb. 10, 2015 shares	Feb. 03, 2015 USD ($) shares	Dec. 28, 2014 $ / shares shares	Dec. 23, 2014 USD ($) shares	Oct. 21, 2014 USD ($) shares	Sep. 24, 2014 USD ($) $ / shares shares	Aug. 07, 2014 USD ($)	Jul. 18, 2014 USD ($) $ / shares shares	Jul. 11, 2014 $ / shares shares	May 14, 2014 USD ($) Consultants Employees $ / shares shares	Mar. 31, 2014 shares	Jan. 31, 2014 USD ($) $ / shares shares	Jan. 15, 2014 USD ($) $ / shares shares	Dec. 27, 2012	Dec. 07, 2009 shares	Nov. 30, 2012 shares	Jun. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Mar. 24, 2016 shares	Jan. 31, 2016 $ / shares shares	Dec. 23, 2015 USD ($) $ / shares shares	Oct. 14, 2015 USD ($) $ / shares shares	Jul. 24, 2015 USD ($)	Apr. 21, 2015 $ / shares shares	Jan. 11, 2014 shares
Common stock, shares authorized																																500,000,000		500,000,000	500,000,000	500,000,000	500,000,000		500,000,000	500,000,000
Common stock par value | $ / shares																																$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized																																40,000,000		40,000,000	40,000,000	40,000,000	40,000,000		40,000,000	40,000,000
Preferred stock par value | $ / shares																																$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock voting rights description																																							common stock are entitled to one vote per share
Preferred stock undesignated shares																																		19,740,000	19,740,000				19,740,000
Number of options to purchase of common stock shares																																							90,000
Number of common stock shares outstanding																																80,476,508		79,620,730	79,620,730	77,756,057	80,476,508		79,620,730	77,756,057
Preferred stock aggregate subscription amount | $							$ 5,000,000																																				$ 2,000,000
Number of warrants issued to purchase of common stock shares															3,336,734				31,896,182		2,607,712																					1,290,000
Warrants exercise price per share | $ / shares	$ 0.70														$ 0.70						$ 0.97							$ 0.50						$ 1.00	$ 1.00				$ 1.00			$ 2.25
Deposited into escrow account | $							$ 1,000,000																											$ 3,000,000	$ 3,000,000				$ 3,000,000				4,000,000
Fair value of warrants | $	$ 38,113														$ 275,908						$ 321,877															$ (138,339)	$ 2,194,257	$ (888,907)	(3,262,637)	$ (3,868,374)
Stock issuance cost | $																																								(71,808)
Proceeds from preferred stock | $																																					1,367,120	3,000,000	4,930,000	1,470,000
Derivative liabilities | $																																$ 3,640,258		$ 1,350,881	$ 1,350,881	3,635,294	$ 3,640,258		1,350,881	3,635,294
Proceeds from sale of common stock | $
Common stock price per share | $ / shares										$ 0.35																	$ 1.22
Number of fully vested common stock shares issued										100,000	432,892	51,586					50,000			34,614							4,098	468,702				348,081		220,000	220,000		348,081		220,000
Stock based compensation | $																																				860,533	$ 842,038	2,862,840
Unrecognized stock based compensation expense related to stock option | $																																$ 196,537					$ 196,537
Unrecognized stock option weighted average remaining vesting period																																					10 months 24 days
Stock option exercise price per share | $ / shares																																		$ 0.01	$ 0.01				$ 0.01
Fair value of stock options | $										$ 35,000							$ 50,000			$ 17,999																			$ 164,015
Issuance of warrants																												604,000
Other expense | $																											$ 21,000									$ 131,250
General and administrative expenses | $																																					$ 637,717	$ 1,525,492	2,552,857	2,811,093
Holders agreeds to convert the note and accrud interest | $																																								469
Accrued expenses | $											$ 16,739	$ 7,200
Cashless exercise provisions of warrants shareholder exchanged warrants																												355,000
Warrants exchange exercise price per share | $ / shares																												$ 1.00
Increase to common stock | $																												$ 469
Due to consulting firm amount | $																											41,000
Cash payment of settlement | $		$ 172,645	$ 178,893					$ 737,425					$ 5,000	$ 10,000								$ 112,500					$ 15,000
Vested shares value | $																																							$ 137,000
Minimum [Member]
Stock option exercise price per share | $ / shares																																		0.19	0.19				$ 0.19
Maximum [Member]
Stock option exercise price per share | $ / shares																																		$ 0.42	$ 0.42				$ 0.42
Stock Option and Warrants [Member]
Stock based compensation | $																																							$ 4,065,830	$ 4,238,751
Unrecognized stock based compensation expense related to stock option | $																																		$ 378,349	$ 378,349				$ 378,349
Unrecognized stock option weighted average remaining vesting period																																							1 year 4 months 24 days
Securities Purchase Agreement [Member] | Investors [Member]
Preferred stock aggregate subscription amount | $																																											6,000,000
Securities Purchase Agreements [Member] | Purchaser [Member]
Net proceeds from issuance costs | $																																												$ 954,540	$ 710,740
Gross proceeds from issuance costs | $																																												1,100,000	830,000
Issuance costs | $																																												$ 145,460	$ 119,260
Original Beam Acquisition Agreement [Member]
Number of fully vested common stock shares issued																																		2,850	2,850				2,850
Fair value of stock options | $																																							$ 898
On or Before March 31, 2015 [Member]
Deposited into escrow account | $																																											2,000,000
On or Before June 30, 2015 [Member]
Deposited into escrow account | $																																											$ 2,000,000
October, 2013 and December, 2013 [Member]
Number of warrants issued to purchase of common stock shares																																		19,599,999	19,599,999				19,599,999
Warrants exercise price per share | $ / shares																																		$ 0.70	$ 0.70				$ 0.70
December 2014 through March 2015 [Member]
Fair value of stock options | $											$ 170,100	$ 21,600
Board of Directors [Member]
Number of options to purchase of common stock shares																																							5,000
Stock option vested period																																							7 years
Common stock price per share | $ / shares																																		$ 0.01	$ 0.01				$ 0.01
Number of fully vested common stock shares issued																																		5,000	5,000				5,000
Fair value of stock options | $																																							$ 164,015
Board of Directors [Member] | Minimum [Member]
Number of fully vested common stock shares issued																																		120,000	120,000				120,000
Stock option exercise price per share | $ / shares																																		$ 0.33	$ 0.33				$ 0.33
Board of Directors [Member] | Maximum [Member]
Stock option exercise price per share | $ / shares																																		1.56	1.56				$ 1.56
Board of Directors [Member] | OPFIN Committee [Member]
Number of options to purchase of common stock shares																																							55,000
Fair value of stock options | $																																							$ 7,820
Board of Directors [Member] | OPFIN Committee [Member] | Minimum [Member]
Stock option exercise price per share | $ / shares																																		0.17	0.17				$ 0.17
Board of Directors [Member] | OPFIN Committee [Member] | Maximum [Member]
Stock option exercise price per share | $ / shares																																		$ 0.39	$ 0.39				$ 0.39
Four Shareholders [Member]
Number of warrants issued to purchase of common stock shares									3,869,048
Warrants exercise price per share | $ / shares									$ 1.05
Proceeds from sale of common stock | $									$ 726,868
Warrant expiration period									5 years
Maximum amount of finance available | $									$ 6,250,000
Former CEO [Member]
Number of warrants issued to purchase of common stock shares																		5,000
Warrants exercise price per share | $ / shares																		$ 0.40
Warrant expiration period																		2 years
Board of Directors Compensation [Member]
Number of fully vested common stock shares issued																																		184,500	184,500				184,500
Fair value of stock options | $																																							$ 68,999
2012 Omnibus Incentive Plan [Member]
Aggregate maximum number of shares of common stock for which stock options or awards may be granted																															5,000,000
Stock option expiration date																															Dec. 01, 2014
Stock option vested period																													3 years
Stock option expire period																													5 years
2012 Omnibus Incentive Plan [Member] | Employees and Consultants [Member]
Number of options to purchase of common stock shares																																							3,320,000
2013 Omnibus Incentive Plan [Member]
Aggregate maximum number of shares of common stock for which stock options or awards may be granted																																															5,000,000
2013 Omnibus Incentive Plan [Member] | Consulting Agreement [Member] | Advisory Services [Member]
Common stock price per share | $ / shares																																				$ 1.29				$ 1.29
Number of fully vested common stock shares issued																																				287,500				287,500
Returned the fully vested shares																																							400,000
Accrued expenses | $																																		$ 503,125	$ 503,125	$ 503,125			$ 503,125	$ 503,125
Remaining shares of common stock																																							350,000
2013 Omnibus Incentive Plan [Member] | Employees and Consultants [Member]
Number of options to purchase of common stock shares																																							2,351,667
Number of common stock shares outstanding																																		1,373,621	1,373,621				1,373,621
2014 Omnibus Incentive Plan [Member]
Aggregate maximum number of shares of common stock for which stock options or awards may be granted																										5,000,000
Percentage of option price must be atleast fair market value on date of grants																										100.00%
Percentage of option stock issued																										10.00%
Percentage of greater shareholders must have the fair market value on date of grants																										110.00%
2014 Omnibus Incentive Plan [Member] | Employees and Consultants [Member]
Number of options to purchase of common stock shares																																							1,965,000
Number of common stock shares outstanding																																		2,522,383	2,522,383				2,522,383
2014 Omnibus Incentive Plan [Member] | Mr. Donald Engel [Member]
Stock option exercise price per share | $ / shares																																		$ 0.01	$ 0.01				$ 0.01
2014 Omnibus Incentive Plan [Member] | Two Principals [Member]
Number of fully vested common stock shares issued																																		23,810	23,810				23,810
Fair value of stock options | $																																		$ 25,000
2015 Omnibus Incentive Plan [Member]
Aggregate maximum number of shares of common stock for which stock options or awards may be granted																5,000,000
Percentage of option price must be atleast fair market value on date of grants																100.00%
Percentage of option stock issued																10.00%
Percentage of greater shareholders must have the fair market value on date of grants																110.00%
2015 Omnibus Incentive Plan [Member] | Employees and Consultants [Member]
Number of options to purchase of common stock shares																																							145,000
Number of common stock shares outstanding																																		489,409	489,409				489,409
2013 plan [Member]
Number of fully vested common stock shares issued																																		100,000	100,000				100,000
2013 plan [Member] | Board of Directors [Member]
Stock option expiration date																									May 14, 2019
Number of options to purchase of common stock shares																									2,178,000
Stock option exercise price per share | $ / shares																									$ 1.00
Fair value of stock options | $																									$ 1,570,910
Number of employees | Employees																									36
Number of consultants | Consultants																									2
2014 plan [Member]
Number of options to purchase of common stock shares																																							25,000
2014 plan [Member] | Mr. Shapiro [Member]
Number of options to purchase of common stock shares																																							400,000
Fair value of stock options | $																																							$ 313,296
Other expense | $																																							$ 100,000
2015 plan [Member]
Number of options to purchase of common stock shares																																							65,000
2014 Omnibus Incentive Plan [Member] | Mr. Donald Engel [Member]
Number of options to purchase of common stock shares																								300,000
Stock option expire period																								5 years
2014 Omnibus Incentive Plan [Member]
Number of options to purchase of common stock shares					25,000	1,020,000																	100,000
Stock option vested period																							3 years
Stock option expire period																							5 years
Number of fully vested common stock shares issued						340,000
Issuance of vested shares description						vest as follows: 340,000 on the date of issuance, 340,000 on the first anniversary of the date of issuance, 340,000 on the second anniversary of the date of issuance 340,000 on the third anniversary of the date of issuance.
Stock option exercise price per share | $ / shares					$ 1.05	$ 0.63																	$ 1.00
Fair value of stock options | $					$ 297	$ 76,731																	$ 55,890
2014 Omnibus Incentive Plan [Member] | Mr. Donald Engel [Member]
Number of options to purchase of common stock shares																																							5,000
Stock option expire period																																							5 years
Stock option exercise price per share | $ / shares																								$ 1.00
Fair value of stock options | $																																							$ 61,295
Attendance Meeting [Member] | Board of Directors [Member]
Number of fully vested common stock shares issued																																		72,257	72,257				72,257
Fair value of stock options | $																																							$ 21,003
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized																																20,000,000		20,000,000	20,000,000	20,000,000	20,000,000		20,000,000	20,000,000
Preferred stock designated shares																																		20,000,000	20,000,000				20,000,000
Convertible preferred stock conversion, Description																														The Series A Convertible Preferred Stock have a par value of $0.001 and are convertible into 2.5 shares of common stock for every Series A Convertible Preferred share so long as Series C Convertible Preferred Stock is outstanding.
Preferred stock shares issued																														10,000,000		11,000,000		10,500,000	10,500,000	10,000,000	11,000,000		10,500,000	10,000,000	500,000
Number of preferred stock convertible into shares of common stock																														2.5
Preferred stock shares outstanding																																11,000,000		10,500,000	10,500,000	10,000,000	11,000,000		10,500,000	10,000,000
Number of fully vested common stock shares issued																																		100,000	100,000				100,000
Stock based compensation | $																																					$ 114,754
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized																																10,000		10,000	10,000	10,000	10,000		10,000	10,000
Preferred stock designated shares																																		10,000	10,000				10,000							10,000
Preferred stock shares issued																																8,250		8,250	8,250	0	8,250		8,250	0
Preferred stock stated value per share | $ / shares																																														$ 100
Preferred stock shares outstanding																																8,250		8,250	8,250	0	8,250		8,250	0
Preferred stock liquidation preference | $																																$ 825,000		$ 825,000	$ 825,000		$ 825,000		$ 825,000
Interest rate acquired percentage																																		50.00%	50.00%				50.00%
Series B Convertible Preferred Stock [Member] | ECOtality [Member]
Preferred stock shares issued																																		8,250	8,250				8,250
Percentage of aggregate beneficial ownership																																		50.00%	50.00%				50.00%
Net operating loss carryforwards | $																																		$ 925,000	$ 925,000				$ 925,000
Series B Convertible Preferred Stock [Member] | December 31, 2016 [Member]
Preferred stock redeem shares																																		2,750	2,750				2,750
Series B Convertible Preferred Stock [Member] | December 31, 2017 [Member]
Preferred stock redeem shares																																		2,750	2,750				2,750
Series B Convertible Preferred Stock [Member] | December 31, 2018 [Member]
Preferred stock redeem shares																																		2,750	2,750				2,750
Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized																																250,000		250,000	250,000	250,000	250,000		250,000	250,000
Preferred stock designated shares																																		250,000	250,000				250,000				250,000
Preferred stock shares issued																																150,426		120,330	120,330	60,250	150,426		120,330	60,250
Preferred stock stated value per share | $ / shares																																											$ 100
Preferred stock shares outstanding																																150,426		120,330	120,330	60,250	150,426		120,330	60,250
Preferred stock liquidation preference | $																																$ 15,407,900					$ 15,407,900
Percentage of aggregate beneficial ownership																																											9.99%
Preferred stock initial conversion price per common share | $ / shares																																											$ 0.70
Preferred stock dividend rate cash																			2.00%
Preferred stock dividend rate stock																			2.50%
Minimum percentage of outstanding preferred stock																																											60.00%
Percentage of amount equal to stated value plus all accrued but unpaid dividends per month																																											1.00%
Preferred stock aggregate subscription amount | $				$ 2,900,040
Number of warrants issued to purchase of common stock shares				238,000
Warrants exercise price per share | $ / shares				$ 1.00
Convertible preferred stock value | $																																											$ 5,470,096
Fair value of warrants | $																			$ 529,904
Preferred stock discount | $																																											$ 529,904
Number of preferred stock value issued in satisfaction of liability | $																			$ 20,800
Number of preferred stock shares issued in satisfaction of liability				1,666															208
Stock issuance cost | $																			$ 530,000
Net proceeds from issuance costs | $																																1,147,950					1,147,950
Gross proceeds from issuance costs | $																																1,267,160					1,267,160
Issuance costs | $																																197,160					197,160
Payment of dividends | $																																365,300	$ 3,184		$ 293,200				$ 293,200	$ 20,800
Payment of dividends, shares																																							6,777	0
Accrued and unpaid dividends | $																																		$ 12,326,200	12,326,200				$ 12,326,200
Stock based compensation | $																																					17,213
Accrued expenses | $																																$ 149,658					$ 149,658
Cash payment of settlement | $				$ 650,040
Series C Convertible Preferred Stock [Member] | 9% Preferred Stock Discount [Member]
Preferred stock aggregate subscription amount | $																																		6,000,000	6,000,000				6,000,000
Series C Convertible Preferred Stock [Member] | 91% Preferred Stock Discount [Member]
Preferred stock aggregate subscription amount | $																																		6,000,000	6,000,000				6,000,000
Proceeds from preferred stock | $																																							483,192
Derivative liabilities | $																																		$ 46,808	$ 46,808				$ 46,808
Series C Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Preferred stock par value | $ / shares																																											$ 0.001
Preferred stock shares issued																																											60,000
Number of preferred stock convertible into shares of common stock																																											8,571,429
Series C Convertible Preferred Stock [Member] | Securities Purchase Agreements [Member] | Purchaser [Member]
Preferred stock shares issued																																		9,223	9,223				9,223					18,333
Number of warrants issued to purchase of common stock shares																																		1,318,889	1,318,889				1,318,889					2,618,997
Warrants exercise price per share | $ / shares																																		$ 1.00	$ 1.00				$ 1.00					$ 1.00
Derivative liabilities | $																																		$ 88,905	$ 88,905				$ 88,905					$ 79,411
Series C Convertible Preferred Stock [Member] | Consultant [Member]
Preferred stock shares issued							300
Cash | $							$ 10,000
Fair value of stock options | $							$ 30,000
Series C Warrants [Member]
Deposited into escrow account | $																																		4,000,000	4,000,000				4,000,000
Fair value of warrants | $																																							529,904
Preferred stock discount | $																																		$ 1,013,096	$ 1,013,096				1,013,096
Stock issuance cost | $																																							$ 483,192
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Preferred stock shares issued																																											250
Number of preferred stock convertible into shares of common stock																																											35,714
Number of warrants issued to purchase of common stock shares																																											8,571,429
Warrants exercise price per share | $ / shares																																											$ 1.00
Convertible preferred stock value | $																																											$ 25,000